RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) - Executive Officer [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive	20.00%
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive	45.00%
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive	75.00%
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive	110.00%
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%
Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,000
Level of incentive	15.00%
Minimum [Member] | Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,001	[1]
Minimum [Member] | Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	27,501	[1]
Minimum [Member] | Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	31,001	[1]
Minimum [Member] | Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	35,001	[1]
Minimum [Member] | Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,001
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%
Maximum [Member] | Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 27,500	[1]
Maximum [Member] | Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	31,000	[1]
Maximum [Member] | Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	35,000	[1]
Maximum [Member] | Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,000	[1]

[1]	Profit before tax target will not include adjustment of the value of assets and obligations to their fair value in accordance with accounting standard